Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Summary of weighted average number of shares used in computation

for the six months ended June 30	2022	2021
Weighted average number of shares used in computing basic earnings per share	32,409,491	29,705,254
Weighted average number of shares used in computing diluted earnings per share	33,176,481	29,705,254